Related Party Transactions - Narrative (Details)			1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016	Apr. 30, 2016	Sep. 30, 2016 USD ($) mi	May 31, 2016	Sep. 30, 2016 USD ($) bcf / d trains mi $ / MMBTU	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) bcf / d trains mi $ / MMBTU	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Terminal Use Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Regasification Capacity | bcf / d					2.0		2.0
Related Party Transaction, Committed Annual Fee					$ 250,000,000		$ 250,000,000
Related Party Agreement Term					20 years		20 years
Related Party Transaction, Percentage Of Committed Monthly Payment	25.00%	0.00%	50.00%	25.00%
Portion of Storage Capacity Reserved					41.00%		41.00%
Terminal Use Agreement [Member] | SPLNG [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment	75.00%	100.00%	50.00%	75.00%
Terminal Use Agreement [Member] | SPLNG [Member] | Cheniere Investments [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment					100.00%		100.00%
Terminal Use Agreement [Member] | SPLNG [Member] | Cheniere Investments [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Percentage Of Committed Monthly Payment					0.00%		0.00%
LNG Sale and Purchase Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Incremental LNG Volume, Purchase Price Percentage of Henry Hub					115.00%		115.00%
Incremental LNG Volume, Purchase Price | $ / MMBTU					3.00		3.00
Commissioning Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Number of Liquefaction LNG Trains Subject To In Agreement | trains					4		4
Operation and Maintenance Agreement [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month					0.60%		0.60%
Related Party Transaction, Committed Monthly Fee			$ 83,333		$ 83,333		$ 83,333
Management Services Agreement [Member] | Cheniere Terminals [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month					2.40%		2.40%
Related Party Transaction, Committed Monthly Fee			$ 541,667		$ 541,667		$ 541,667
LNG Site Sublease Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Annual Sublease Payment					$ 900,000		$ 1,000,000	$ 500,000
Term of available extension					10 years		10 years
Review Period for Inflation Adjustment					5 years		5 years
Cooperation Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement					$ 252,800,000	$ 80,500,000	$ 80,500,000	$ 700,000	$ 0
Interconnect Agreement [Member] | CTPL [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement						$ 10,100,000	$ 10,100,000
Interconnect Agreement [Member] | CTPL [Member] | Creole Trail Pipeline [Member]
Related Party Transaction [Line Items]
Length of Natural Gas Pipeline | mi			94		94		94
Tax Sharing Agreement [Member] | Cheniere [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net					$ 0		$ 0